Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2021
Statutory Reserves [Line Items]
Exchange rate		6.9931
Impairment charge of goodwill		¥ 0	¥ 0	¥ 0
Impairment charge of long-lived assets		0	0	0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year		908,900,000	966,900,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations		868,800,000
Advertising expenses		944,900,000	1,106,200,000	1,384,300,000
Employee benefit expenses		260,200,000	282,300,000	321,000,000
Reclassification of redeemable noncontrolling interests			¥ 33,951,000	¥ 30,369,000
Estimated compensation cost		8,600,000
Estimated compensation cost over vesting period		43,100,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Statutory Reserves [Line Items]
The aggregate amount of transaction price allocated to unsatisfied performance obligations		¥ 847,700,000
Remaining performance obligation period		12 months
Private Company Providing Offline After-school Tutoring Services [Member]
Statutory Reserves [Line Items]
Business combination step acquistion equity interest in acquiree including subsequent acquistion percentage					55.00%
Forecast [Member]
Statutory Reserves [Line Items]
Percentage of noncontrolling interest decreased	39.56%
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund reached capital rate		50.00%
China Company Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
Appropriation of the annual after-tax profits required minimum percentage		10.00%